Unaudited Condensed Consolidated Statements of Financial Position (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Statement of financial position [abstract]
Ordinary shares, par value (in Ringgits per share and Dollars per share)	[1]	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized (in Shares)	[1]	33,333,333	33,333,333
Ordinary shares, shares issued (in Shares)	[1]	1,765,256	1,765,256
Ordinary shares shares outstanding (in Shares)	[1]	1,765,256	1,765,256

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 14.